VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
VESSELS, NET [Abstract]
Total number of vessels	20	17	15
Number of vessels the fleet has increased over prior year	3
Number of vessels categorized as newbuildings		2
Schedule of Vessels [Line Items]
Carrying Value	$ 1,022,793	$ 988,263
Accumulated depreciation	344,244	295,526
Depreciation expense	64,626	62,545	55,035
Capitalized Costs of Newbuildings [Abstract]
Total Newbuilding	134,544	72,125
Vessels [Member]
Schedule of Vessels [Line Items]
Carrying Value	1,005,147	971,018
Accumulated depreciation	334,846	275,744
Depreciation expense	59,102	53,181
Drydocking [Member]
Schedule of Vessels [Line Items]
Carrying Value	17,646	17,245
Accumulated depreciation	9,398	19,782
Depreciation expense	5,524	9,364
Nordic Breeze [Member]
Schedule of Vessels [Line Items]
Percentage of purchase price payable upon signing of contract (in hundredths)	55.00%
Capitalized Costs of Newbuildings [Abstract]
Installment	64,750	35,700
Capitalized interest	417	191
Capitalized cost	2,091	183
Total Newbuilding	67,258	36,074
Nordic Zenith [Member]
Schedule of Vessels [Line Items]
Percentage of purchase price payable upon signing of contract (in hundredths)	55.00%
Capitalized Costs of Newbuildings [Abstract]
Installment	64,750	35,700
Capitalized interest	501	191
Capitalized cost	2,035	160
Total Newbuilding	$ 67,286	$ 36,051